UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10407

Master Portfolio Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

MASTER PORTFOLIO TRUST

TAX FREE RESERVES PORTFOLIO

FORM N-Q

NOVEMBER 30, 2015

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.3%
Alabama - 0.7%
Huntsville, AL, Health Care Authority, TECP	0.050%	12/15/15	$10,000,000	$10,000,000

Alaska - 0.8%
Alaska Industrial Development & Export Authority Revenue, Greater Fairbanks Community Hospital Foundation Inc., LOC-U.S. Bank N.A.	0.010%	4/1/29	10,535,000	10,535,000	(a)(b)

Arizona - 0.8%
Arizona State Health Facilities Authority Revenue, Banner Health Obligated Group, LOC-Bank of America N.A.	0.010%	1/1/46	9,000,000	9,000,000	(a)(b)
Phoenix, AZ, IDA, Health Care Facilities Revenue, Mayo Clinic, SPA-Wells Fargo Bank N.A.	0.010%	11/15/52	1,600,000	1,600,000	(a)(b)

Total Arizona				10,600,000

California - 15.8%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Pathways Home Health Hospice, LOC-U.S. Bank N.A.	0.040%	10/1/34	3,610,000	3,610,000	(a)(b)
Alameda County, CA, IDA Revenue:
Bema Electronic Manufacturing Project, LOC- Comercia Bank	0.110%	4/1/34	580,000	580,000	(a)(b)(c)
JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.030%	10/1/25	2,930,000	2,930,000	(a)(b)(c)
Alameda, CA, Public Financing Authority, Multi-Family Revenue, FNMA, LOC-FNMA	0.030%	5/15/35	490,000	490,000	(a)(b)
Antelope Valley-East Kern, CA, Water Agency, COP, LOC-Wells Fargo Bank N.A.	0.010%	6/1/37	6,500,000	6,500,000	(a)(b)
California State Health Facilities Financing Authority Revenue:
St. Joseph Health Systems, LOC-Northern Trust Co.	0.010%	7/1/41	6,335,000	6,335,000	(a)(b)
St. Joseph Health Systems, LOC-Wells Fargo Bank N.A.	0.010%	7/1/41	7,375,000	7,375,000	(a)(b)
California State Infrastructure & Economic Development Bank Revenue, Loyola High School District, LOC-First Republic Bank & FHLB	0.020%	12/1/35	7,430,000	7,430,000	(a)(b)
California State MFA Revenue, Louisiana Sierra University, LOC-Wells Fargo Bank N.A.	0.020%	8/1/20	385,000	385,000	(a)(b)
California State PCFA, Solid Waste Disposal Revenue:
Bay Counties Waste Services Inc., LOC-Comerica Bank	0.080%	8/1/41	3,580,000	3,580,000	(a)(b)(c)
Burrtec Waste Group Inc., LOC-U.S. Bank N.A.	0.050%	10/1/38	5,910,000	5,910,000	(a)(b)(c)
Edco Disposal Corp. Project, LOC-Wells Fargo Bank N.A.	0.050%	10/1/37	410,000	410,000	(a)(b)(c)
Metropolitan Recycling LLC Project, LOC-Comerica Bank	0.080%	6/1/42	1,325,000	1,325,000	(a)(b)(c)
Mill Valley Refuse Service Inc. Project, LOC-Comerica Bank	0.080%	2/1/44	1,165,000	1,165,000	(a)(b)(c)
Pleasanton Garbage Service Inc. Project, LOC- Wells Fargo Bank N.A.	0.010%	6/1/40	450,000	450,000	(a)(b)
Recycling Industries Inc. Project, LOC-Comerica Bank	0.080%	11/1/41	1,195,000	1,195,000	(a)(b)(c)
Zerep Management Corp. Project, LOC-Comerica Bank	0.080%	10/1/36	1,205,000	1,205,000	(a)(b)(c)
California State, GO	0.040%	12/1/15	1,750,000	1,750,000
California State, GO:
LOC-Bank of Montreal	0.010%	5/1/33	3,570,000	3,570,000	(a)(b)
LOC-JPMorgan Chase	0.010%	5/1/40	2,535,000	2,535,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
California Statewide CDA Revenue:
John Muir Health, LOC-Wells Fargo Bank N.A.	0.010%	8/15/27	$1,550,000	$1,550,000	(a)(b)
Kaiser Permanente	0.010%	4/1/45	12,200,000	12,200,000	(a)(b)
Kaiser Permanente	0.010%	4/1/46	9,200,000	9,200,000	(a)(b)
Painted Turtle Gang Camp Foundation, LOC-Wells Fargo Bank N.A.	0.010%	4/1/33	3,000,000	3,000,000	(a)(b)
Rady Children’s Hospital, LOC-Northern Trust Co.	0.010%	8/15/36	1,900,000	1,900,000	(a)(b)
Young Men’s Christian Association of The East Bay Project, LOC-Wells Fargo Bank N.A.	0.010%	6/1/27	3,740,000	3,740,000	(a)(b)
California Statewide CDA, MFH Revenue:
1030 Post Street Apartments, LIQ-FHLMC	0.050%	2/1/39	4,800,000	4,800,000	(a)(b)(c)
LOC-Wells Fargo Bank N.A.	0.010%	4/1/25	400,000	400,000	(a)(b)(c)
Phoenix Terrace Apartments, FNMA, LIQ-FNMA	0.020%	3/15/32	1,645,000	1,645,000	(a)(b)(c)
Central Basin Municipal Water District, CA, COP, LOC-U.S. Bank N.A.	0.010%	8/1/37	3,265,000	3,265,000	(a)(b)
Eastern, CA, Municipal Water District, Water & Wastewater Revenue, SPA-Wells Fargo Bank N.A.	0.010%	7/1/30	3,600,000	3,600,000	(a)(b)
Hillsborough, CA, COP:
Water & Sewer Systems Project, SPA-JPMorgan Chase	0.010%	6/1/30	4,000,000	4,000,000	(a)(b)
Water & Sewer Systems Project, SPA-JPMorgan Chase	0.010%	6/1/35	1,300,000	1,300,000	(a)(b)
Irvine Ranch, CA, Water District, GO:
Consolidated Improvement District, LOC-Bank of America N.A.	0.010%	10/1/41	385,000	385,000	(a)(b)
LOC-Sumitomo Mitsui Banking	0.010%	1/1/21	600,000	600,000	(a)(b)
Irvine, CA, USD Special Tax Revenue:
Community Facilities District No. 09-1, LOC-Sumitomo Mitsui Banking	0.010%	9/1/51	3,000,000	3,000,000	(a)(b)
Community Facilities District No. 09-1, LOC-Sumitomo Mitsui Banking	0.010%	9/1/54	9,300,000	9,300,000	(a)(b)
Community Facilities District No. 09-1, LOC-U.S. Bank N.A.	0.010%	9/1/51	1,000,000	1,000,000	(a)(b)
Community Facilities District No. 09-1, LOC-U.S. Bank N.A.	0.010%	9/1/54	4,500,000	4,500,000	(a)(b)
Livermore, CA, COP, LOC-U.S. Bank N.A.	0.010%	10/1/30	2,270,000	2,270,000	(a)(b)
Long Beach, CA, Health Facilities Revenue, Memorial Health Services	0.010%	10/1/16	6,000,000	6,000,000	(a)(b)
Los Angeles, CA, Department of Water & Power Revenue, Subordinated, SPA-Bank of Montreal	0.010%	7/1/34	800,000	800,000	(a)(b)
Los Angeles, CA, MFH Revenue, Louisiana Brea Apartments Project, LOC-Citibank N.A.	0.010%	12/1/30	2,300,000	2,300,000	(a)(b)(c)
Metropolitan Water District of Southern California Revenue	0.010%	7/1/35	7,550,000	7,550,000	(a)(b)
Metropolitan Water District of Southern California Revenue, Special	0.010%	7/1/35	3,100,000	3,100,000	(a)(b)
Northern, CA, Power Agency Revenue, Hydroelectric Project, LOC-Bank of Montreal	0.010%	7/1/32	5,800,000	5,800,000	(a)(b)
Sacramento County, CA, Housing Authority, MFH Revenue, Chesapeake Commons, Wasatch Pool Holdings LLC, FNMA, LIQ-FNMA	0.020%	2/15/31	9,565,000	9,565,000	(a)(b)(c)
Sacramento, CA, MUD Revenue, LOC-State Street Bank & Trust Co.	0.010%	8/15/41	5,545,000	5,545,000	(a)(b)
San Diego County, CA, Regional Transportation Commission, Sales Tax Revenue:
SPA-JPMorgan Chase	0.010%	4/1/38	19,300,000	19,300,000	(a)(b)
SPA-JPMorgan Chase	0.010%	4/1/38	600,000	600,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - (continued)
San Francisco, CA, City & County Finance Corp. Lease Revenue, Moscone Center, LOC-State Street Bank & Trust Co.	0.010%	4/1/30	$400,000	$400,000	(a)(b)
San Francisco, CA, City & County MFH Revenue, Folsom Dore Apartment Project, LOC-Citibank N.A.	0.040%	12/1/34	1,000,000	1,000,000	(a)(b)(c)
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Public Safety Project, LOC-Wells Fargo Bank N.A.	0.030%	4/1/39	760,000	760,000	(a)(b)
Santa Clara Valley, CA, Transportation Authority, Sales Tax Revenue:
Measure A, SPA-Sumitomo Mitsui Banking	0.010%	4/1/36	6,300,000	6,300,000	(a)(b)
SPA-Sumitomo Mitsui Banking	0.010%	4/1/36	1,300,000	1,300,000	(a)(b)
SPA-Sumitomo Mitsui Banking	0.010%	4/1/36	12,700,000	12,700,000	(a)(b)
SPA-Sumitomo Mitsui Banking	0.010%	4/1/36	3,200,000	3,200,000	(a)(b)
Southern California State Public Power Authority Revenue, Magnolia Power Project, LOC-Wells Fargo Bank N.A.	0.010%	7/1/36	500,000	500,000	(a)(b)
University of California, CA, Revenue	0.010%	5/15/48	3,700,000	3,700,000	(a)(b)

Total California				220,805,000

Colorado - 0.6%
Arapahoe County, CO, Exelsior Youth Centers Inc., LOC-US Bank N.A.	0.020%	12/1/15	275,000	275,000	(a)(b)
Colorado HFA Revenue, Multi-Family Project, SPA-FHLB	0.010%	10/1/30	1,460,000	1,460,000	(a)(b)
Colorado Springs, CO, Utilities Revenue, Subordinated Lien, SPA-Bank of America N.A.	0.010%	11/1/23	6,700,000	6,700,000	(a)(b)
Colorado State Educational & Cultural Facilities Authority Revenue, Nature Conservancy, Project A	0.010%	7/1/27	414,000	414,000	(a)(b)

Total Colorado				8,849,000

Connecticut - 3.6%
Connecticut Innovations Inc., CT, Revenue, ISO New England Inc. Project, LOC-TD Bank N.A.	0.010%	12/1/39	2,025,000	2,025,000	(a)(b)
Connecticut State HEFA Revenue:
Hoffman Summerwood Community, LOC-TD Bank N.A.	0.020%	7/1/37	200,000	200,000	(a)(b)
Hospital for Special Care, LOC-Webster Bank N.A. & FHLB	0.010%	7/1/37	1,810,000	1,810,000	(a)(b)
Hotchkiss School, SPA-U.S. Bank N.A.	0.010%	7/1/30	7,700,000	7,700,000	(a)(b)
Trinity College, LOC-JPMorgan Chase	0.010%	7/1/34	1,860,000	1,860,000	(a)(b)
Wesleyan University	0.010%	7/1/40	2,700,000	2,700,000	(a)(b)
Westover School, LOC-TD Bank N.A.	0.010%	7/1/30	4,380,000	4,380,000	(a)(b)
Yale University	0.010%	7/1/36	1,500,000	1,500,000	(a)(b)
Connecticut State HFA Revenue, CIL Realty Inc., LOC-HSBC Bank USA N.A.	0.010%	7/1/32	535,000	535,000	(a)(b)
Connecticut State HFA, Housing Mortgage Finance Program Revenue:
SPA-Bank of Tokyo-Mitsubishi UFJ	0.010%	5/15/34	5,000,000	5,000,000	(a)(b)
SPA-Bank of Tokyo-Mitsubishi UFJ	0.010%	11/15/34	1,500,000	1,500,000	(a)(b)
SPA-Bank of Tokyo-Mitsubishi UFJ	0.010%	11/15/41	8,000,000	8,000,000	(a)(b)
SPA-Barclays Bank PLC	0.010%	5/15/35	1,270,000	1,270,000	(a)(b)
SPA-JPMorgan Chase	0.020%	11/15/31	500,000	500,000	(a)(b)(c)
SPA-Royal Bank of Canada	0.020%	5/15/31	945,000	945,000	(a)(b)(c)
SPA-Royal Bank of Canada	0.010%	11/15/45	7,500,000	7,500,000	(a)(b)
Derby, CT, GO, BAN	1.000%	3/15/16	2,175,000	2,179,697
Ellington, CT, GO	2.000%	6/15/16	255,000	257,119
Stamford, CT, Housing Authority, Multi-Family Revenue, Fairfield Apartments Project, LIQ-FHLMC	0.010%	12/1/28	500,000	500,000	(a)(b)(c)

Total Connecticut				50,361,816

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Delaware - 0.2%
University of Delaware Revenue:
SPA-Bank of America N.A.	0.010%	11/1/34	$1,950,000	$1,950,000	(a)(b)
SPA-TD Bank N.A.	0.010%	11/1/35	500,000	500,000	(a)(b)

Total Delaware				2,450,000

District of Columbia - 2.8%
District of Columbia Revenue, Washington Center for Internships and Academic Seminars, LOC-Branch Banking & Trust	0.020%	2/1/48	6,655,000	6,655,000	(a)(b)
District of Columbia University Revenue, American University, LOC-Royal Bank of Canada	0.010%	10/1/36	6,975,000	6,975,000	(a)(b)
Metropolitan Washington DC, Airports Authority System Revenue:
LOC-Royal Bank of Canada	0.020%	10/1/35	10,030,000	10,030,000	(a)(b)(c)
LOC-Royal Bank of Canada	0.020%	10/1/39	15,285,000	15,285,000	(a)(b)(c)

Total District of Columbia				38,945,000

Florida - 5.8%
Florida Housing Finance Corp., Multi-Family Mortgage Revenue, Cutler Riverside Preservation Apartments, LIQ-FHLMC	0.020%	6/1/48	9,900,000	9,900,000	(a)(b)(c)
Highlands County, FL, Health Facilities Authority Revenue:
Hospital Adventist Health System	0.010%	11/15/26	1,800,000	1,800,000	(a)(b)
Hospital Adventist Health System	0.010%	11/15/32	300,000	300,000	(a)(b)
Hospital Adventist Health System	0.010%	11/15/33	19,800,000	19,800,000	(a)(b)
Hospital Adventist Health System	0.010%	11/15/34	7,300,000	7,300,000	(a)(b)
Hospital Adventist Health System	0.010%	11/15/35	2,000,000	2,000,000	(a)(b)
Miami-Dade County, FL, IDA Revenue, Professional Modification, AAR Aircraft Services Inc., LOC- Wells Fargo Bank N.A.	0.050%	8/1/18	4,845,000	4,845,000	(a)(b)(c)
Miami-Dade County, FL, Professional Sports Franchise Facilities Tax Revenue, LOC-Wells Fargo Bank N.A.	0.020%	10/1/48	1,000,000	1,000,000	(a)(b)
Miami-Dade County, FL, Special Obligation Revenue, Juvenile Courthouse, AMBAC, LOC-TD Bank N.A.	0.010%	4/1/43	3,850,000	3,850,000	(a)(b)
North Broward, FL, Hospital District Revenue:
NATL, LOC-Wells Fargo Bank N.A.	0.020%	1/15/27	9,600,000	9,600,000	(a)(b)
NATL, LOC-Wells Fargo Bank N.A.	0.020%	1/15/27	3,200,000	3,200,000	(a)(b)
Orange County, FL, Housing Finance Authority Revenue, Walk Apartments LLC, FNMA, LIQ-FNMA	0.020%	6/1/25	4,900,000	4,900,000	(a)(b)
Orlando, FL, Utilities Commission, Utility System Revenue, SPA-JPMorgan Chase	0.010%	10/1/33	9,300,000	9,300,000	(a)(b)
Volusia County, FL, HFA, MFH Revenue, Cape Morris Cove Apartments II, LOC-FHLB & JPMorgan Chase	0.030%	10/15/42	2,690,000	2,690,000	(a)(b)(c)

Total Florida				80,485,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - 2.8%
Atlanta, GA, Development Authority Revenue, Georgia Aquarium Inc. Project, LOC-SunTrust Bank & FHLB	0.010%	10/1/33	$3,020,000	$3,020,000	(a)(b)
Cobb County, GA, Housing Authority Revenue, Walton Reserve Apartments Project, LOC-SunTrust Bank	0.030%	10/1/35	15,250,000	15,250,000	(a)(b)(c)
Coweta County, GA, Development Authority Revenue, W.Y. Newnan Holding LLC Project, LOC-Wells Fargo Bank N.A.	0.150%	4/1/32	3,520,000	3,520,000	(a)(b)(c)
De Kalb County, GA, Housing Authority, MFH Revenue, Friendly Heights LP, LOC-FHLMC	0.030%	5/1/34	6,860,000	6,860,000	(a)(b)(c)
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	0.050%	12/1/27	2,900,000	2,900,000	(a)(b)(c)
Gwinnett County, GA, Development Authority, IDR, Barco Inc. Project, LOC-Branch Banking & Trust	0.070%	11/1/20	3,995,000	3,995,000	(a)(b)(c)
Savannah, GA, EDA Revenue, Savannah Country Day School, LOC-Branch Banking & Trust	0.080%	5/1/32	270,000	270,000	(a)(b)
Stephens County, GA, Development Authority, IDR, CMC of Georgia Inc. Project, LOC-Branch Banking & Trust	0.070%	8/1/21	3,870,000	3,870,000	(a)(b)(c)

Total Georgia				39,685,000

Hawaii - 0.4%
Hawaii State Department of Budget & Finance Special Purpose Revenue:
Queens Health System	0.250%	7/1/39	3,500,000	3,500,000	(a)(b)
Queens Health System	0.250%	7/1/39	2,470,000	2,470,000	(a)(b)

Total Hawaii				5,970,000

Illinois - 6.0%
Bloomington & Normal, IL, Airport Authority Revenue, Central Illinois Regional Airport, LOC-Northern Trust Co.	0.090%	1/1/27	4,045,000	4,045,000	(a)(b)
Chicago, IL, MFH Revenue, Renaissance Center LP, LOC-Harris N.A.	0.140%	10/1/34	2,220,000	2,220,000	(a)(b)(c)
Chicago, IL, Midway Airport Revenue, LOC-Bank of Montreal	0.030%	1/1/35	5,085,000	5,085,000	(a)(b)(c)
Illinois State Development Finance Authority Revenue, Fenwick High School Project, LOC-PNC Bank N.A.	0.020%	3/1/32	9,450,000	9,450,000	(a)(b)
Illinois State EFA Revenue, The Adler Planetarium, LOC-PNC Bank N.A.	0.020%	4/1/31	4,000,000	4,000,000	(a)(b)
Illinois State Finance Authority Revenue:
Everest Academy of Lemont Inc., LOC-First Midwest Bank N.A. & FHLB	0.120%	2/1/34	5,845,000	5,845,000	(a)(b)
Illinois College, LOC-U.S. Bank N.A.	0.010%	10/1/30	5,845,000	5,845,000	(a)(b)
Latin School Project, LOC-JPMorgan Chase	0.010%	8/1/35	2,000,000	2,000,000	(a)(b)
Loyola Academy, LOC-JPMorgan Chase	0.010%	10/1/37	10,000,000	10,000,000	(a)(b)
Northwestern Memorial Hospital, SPA-JPMorgan Chase	0.010%	8/15/42	10,715,000	10,715,000	(a)(b)
Northwestern Memorial Hospital, SPA-JPMorgan Chase	0.010%	8/15/42	1,870,000	1,870,000	(a)(b)
Northwestern Memorial Hospital, SPA-Wells Fargo Bank N.A.	0.010%	8/15/42	2,300,000	2,300,000	(a)(b)
OSF Healthcare System, LOC-PNC Bank N.A.	0.010%	11/15/37	2,500,000	2,500,000	(a)(b)
Illinois State Finance Authority, MFH Revenue, Liberty Towers Associates, LOC-Harris N.A.	0.090%	10/1/39	4,655,000	4,655,000	(a)(b)
Illinois State Housing Development Authority Revenue, Florida House, SPA-FHLB	0.040%	7/1/41	2,625,000	2,625,000	(a)(b)(c)
Illinois State Housing Development Authority, MFH Revenue, Galesburg Towers Associates II, LOC-Harris N.A.	0.200%	12/1/35	3,500,000	3,500,000	(a)(b)(c)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - (continued)
Illinois State Toll Highway Authority, Toll Highway Revenue, LOC-Mizuho Bank Ltd.	0.010%	7/1/30	$3,000,000	$3,000,000	(a)(b)
Lake County, IL, IDR, Northpoint Associates LLC Project, LOC-Northern Trust Co.	0.060%	7/1/29	1,200,000	1,200,000	(a)(b)(c)
Lombard, IL, Revenue, National University Health Sciences Project, LOC-JPMorgan Chase	0.010%	6/1/36	130,000	130,000	(a)(b)
Peoria, IL, Multi-Family Revenue, Housing, Oak Woods Apartments Project, FNMA, LIQ-FNMA	0.030%	10/15/28	2,725,000	2,725,000	(a)(b)(c)

Total Illinois				83,710,000

Indiana - 2.4%
Hobart, IN, EDR, Albanese Confectionery, LOC-Harris N.A.	0.140%	7/1/31	1,915,000	1,915,000	(a)(b)(c)
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project, LOC-Bank of Nova Scotia	0.010%	6/1/40	10,000,000	10,000,000	(a)(b)
Indiana State Finance Authority Hospital Revenue, Parkview Health System, LOC-Wells Fargo Bank N.A.	0.020%	11/1/39	10,000,000	10,000,000	(a)(b)
Indiana State Finance Authority Revenue, Lease Appropriation, SPA-JPMorgan Chase	0.010%	2/1/37	3,885,000	3,885,000	(a)(b)
Indianapolis, IN, MFH Revenue, Washington Pointe LP Project, FNMA, LIQ-FNMA	0.030%	4/15/39	4,690,000	4,690,000	(a)(b)
Plainfield, IN, Community School Corp., GO, State Intercept	2.000%	7/15/16	1,450,000	1,462,020	(d)
St. Joseph County, IN, EDR, Logan Community Resources Inc. Project, LOC-PNC Bank N.A.	0.020%	5/1/34	1,745,000	1,745,000	(a)(b)

Total Indiana				33,697,020

Iowa - 0.4%
Iowa State Finance Authority Health Facilities Revenue:
Iowa Health System, LOC-JPMorgan Chase	0.010%	2/15/35	1,925,000	1,925,000	(a)(b)
Unity Point HealthCare, LOC-Union Bank N.A.	0.010%	2/15/39	2,935,000	2,935,000	(a)(b)
Iowa State Finance Authority, IDR, Embria Health Sciences Project, LOC-Wells Fargo Bank N.A.	0.150%	6/1/32	1,270,000	1,270,000	(a)(b)(c)

Total Iowa				6,130,000

Kentucky - 1.7%
Berea, KY, Educational Facilities Revenue:
Berea College Project	0.010%	6/1/29	4,660,000	4,660,000	(a)(b)
Berea College Project	0.010%	6/1/32	9,375,000	9,375,000	(a)(b)
Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project, LOC-Branch Banking & Trust	0.070%	5/1/27	3,000,000	3,000,000	(a)(b)(c)
Kentucky State Economic Development Finance Authority Revenue, Catholic Health Initiatives	0.020%	5/1/34	1,600,000	1,600,000	(a)(b)
Louisville & Jefferson County, KY, Metropolitan Government Health System Revenue, Norton Healthcare Obligated Group, LOC-JPMorgan Chase	0.010%	10/1/39	600,000	600,000	(a)(b)
Richmond, KY, League of Cities Funding Trust Lease Program Revenue, LOC-U.S. Bank N.A.	0.020%	3/1/36	2,330,000	2,330,000	(a)(b)
Williamstown, KY, League of Cities Funding Trust Lease Revenue, LOC-U.S. Bank N.A.	0.020%	7/1/38	2,405,000	2,405,000	(a)(b)

Total Kentucky				23,970,000

Louisiana - 0.7%
St. James Parish, LA, Revenue, Nustar Logistics LP Project, LOC-Bank of Tokyo-Mitsubishi UFJ	0.010%	12/1/40	9,400,000	9,400,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - 0.7%
Maryland State Community Development Administration, Department of Housing & Community Development Revenue:
Hopkins Village Preservation LP, LIQ FHLMC	0.030%	11/1/38	$2,700,000	$2,700,000	(a)(b)
Residential, SPA-TD Bank N.A.	0.010%	9/1/43	3,000,000	3,000,000	(a)(b)
Maryland State Health & Higher EFA Revenue, University of Maryland Medical System, LOC-TD Bank N.A.	0.010%	7/1/41	900,000	900,000	(a)(b)
Montgomery County, MD, Housing Opportunities Commission, Multi-Family Revenue, Housing Development, GNMA, FNMA, FHLMC, FHA, LOC-TD Bank N.A.	0.020%	7/1/36	835,000	835,000	(a)(b)
Washington County, MD, EDR, St. James School Project, LOC-PNC Bank N.A.	0.030%	11/1/29	1,800,000	1,800,000	(a)(b)

Total Maryland				9,235,000

Massachusetts - 3.2%
Massachusetts School Building Authority, TECP	0.050%	1/6/16	5,000,000	5,000,000
Massachusetts School Building Authority, TECP	0.090%	1/7/16	5,000,000	5,000,000
Massachusetts State DFA Revenue:
Bancroft Schools & Communities Inc., LOC-TD Bank N.A.	0.010%	9/1/31	2,530,000	2,530,000	(a)(b)
Partners Healthcare System Inc., LOC-U.S. Bank N.A.	0.010%	7/1/48	2,800,000	2,800,000	(a)(b)
Partners Healthcare System, LOC-Bank of New York Mellon	0.010%	7/1/48	2,500,000	2,500,000	(a)(b)
Partners Healthcare Systems Inc., SPA-Wells Fargo Bank N.A.	0.020%	7/1/46	5,500,000	5,500,000	(a)(b)
Massachusetts State DFA, MFH Revenue, Archstone Readstone, LIQ-FHLMC	0.030%	12/1/37	2,600,000	2,600,000	(a)(b)(c)
Massachusetts State HEFA Revenue:
Baystate Medical Center, LOC-Bank of America N.A.	0.010%	7/1/39	3,000,000	3,000,000	(a)(b)
Partners Healthcare Systems, SPA-JPMorgan Chase	0.010%	7/1/27	9,050,000	9,050,000	(a)(b)
Partners Healthcare Systems, SPA-JPMorgan Chase	0.010%	7/1/27	2,800,000	2,800,000	(a)(b)
Massachusetts State IFA Revenue, Nova Realty Trust, LOC-TD Bank N.A.	0.010%	12/1/24	300,000	300,000	(a)(b)
Massachusetts State Water Resources Authority Revenue, SPA-JPMorgan Chase	0.020%	8/1/37	3,765,000	3,765,000	(a)(b)

Total Massachusetts				44,845,000

Michigan - 0.7%
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.010%	1/1/26	5,500,000	5,500,000	(a)(b)
Michigan State University Revenue, SPA-Royal Bank of Canada	0.010%	2/15/34	4,500,000	4,500,000	(a)(b)

Total Michigan				10,000,000

Minnesota - 1.4%
Minnesota Housing Finance Agency Revenue, Residential Housing, GNMA, FNMA, FHLMC, SPA-Royal Bank of Canada	0.020%	1/1/46	11,750,000	11,750,000	(a)(b)(c)
Rochester, MN, Health Care Facilities Revenue:
Mayo Clinic, SPA-Northern Trust Co.	0.010%	11/15/38	6,780,000	6,780,000	(a)(b)
Mayo Foundation, SPA-Bank of America N.A.	0.010%	8/15/32	1,500,000	1,500,000	(a)(b)

Total Minnesota				20,030,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Mississippi - 0.8%
Mississippi State Business Finance Commission Gulf Opportunity Revenue:
Chevron USA Inc.	0.010%	11/1/35	$5,000,000	$5,000,000	(a)(b)
Chevron USA Inc.	0.010%	11/1/35	4,000,000	4,000,000	(a)(b)
Chevron USA Inc.	0.010%	11/1/35	1,480,000	1,480,000	(a)(b)
Chevron USA Inc.	0.010%	11/1/35	370,000	370,000	(a)(b)

Total Mississippi				10,850,000

Missouri - 2.7%
Kansas City, MO, Special Obligation Revenue, Chouteau I-35 Project, LOC-JPMogan Chase & Co.	0.010%	3/1/24	4,430,000	4,430,000	(a)(b)
Missouri State Development Finance Board, MO, Cultural Facilities Revenue, Kauffman Center, SPA-Northern Trust Co.	0.010%	6/1/37	2,300,000	2,300,000	(a)(b)
Missouri State HEFA Revenue:
BJC Health System	0.010%	5/15/38	13,190,000	13,190,000	(a)(b)
St. Louis Priory School Project, LOC-U.S. Bank N.A.	0.040%	2/1/33	795,000	795,000	(a)(b)
St. Louis University, LOC-Bank of America N.A.	0.010%	10/1/35	385,000	385,000	(a)(b)
St. Louis University, LOC-U.S. Bank N.A.	0.010%	10/1/24	2,520,000	2,520,000	(a)(b)
Washington University, SPA-U.S. Bank N.A.	0.010%	2/15/33	2,375,000	2,375,000	(a)(b)
Springfield, MO, IDA Revenue, McIntosh Holdings LLC Project, LOC-U.S. Bank N.A. & FHLB	0.030%	9/1/26	1,685,000	1,685,000	(a)(b)(c)
St. Charles County, MO, IDA Revenue, Newco Enterprises Inc. Project, LOC-BMO Harris Bank N.A.	0.020%	12/1/29	3,945,000	3,945,000	(a)(b)(c)
Washington, MO, Industrial Revenue, Pauwels Transformers Inc. Project, LOC-HSBC Bank USA N.A.	0.150%	12/1/28	6,585,000	6,585,000	(a)(b)(c)

Total Missouri				38,210,000

New Hampshire - 1.1%
New Hampshire State Business Finance Authority Revenue, The Mark H. Wentworth Home, LOC-TD Bank N.A.	0.050%	12/1/36	1,290,000	1,290,000	(a)(b)
New Hampshire State HEFA Revenue, University System	0.010%	7/1/33	13,925,000	13,925,000	(a)(b)

Total New Hampshire				15,215,000

New Jersey - 0.8%
Livingston Township, NJ, GO, BAN	1.000%	1/12/16	2,800,000	2,802,084
New Jersey State Health Care Facilities Financing Authority Revenue, LOC-Wells Fargo Bank N.A.	0.010%	7/1/36	700,000	700,000	(a)(b)
Woodbury, NJ, GO, BAN	1.000%	12/17/15	7,400,000	7,401,711

Total New Jersey				10,903,795

New Mexico - 1.0%
University of New Mexico, NM, Revenue, Subordinated Lien System, SPA-U.S. Bank N.A.	0.010%	6/1/30	14,600,000	14,600,000	(a)(b)

New York - 17.3%
Batavia, NY, GO, BAN	1.000%	5/12/16	3,000,000	3,003,977
Beacon, NY, City School District, GO, BAN	1.500%	6/24/16	2,000,000	2,008,602

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
Build NYC Resource Corp., NY, Revenue, Loan Enhanced Assistance Program, LOC-JPMorgan Chase	0.010%	3/1/38	$2,250,000	$2,250,000	(a)(b)
Camillus, NY, GO, BAN	1.000%	3/25/16	1,100,000	1,101,372
Chemung County, NY, GO, BAN	1.000%	12/18/15	1,100,000	1,100,214
Cortland, NY, GO, BAN	2.000%	12/2/16	3,400,000	3,440,018	(d)
Dutchess County, NY, Industrial Development Agency, Civic Facility Revenue, Marist College Civic Facility, LOC-TD Bank N.A.	0.010%	7/1/38	100,000	100,000	(a)(b)
East Greenbush, NY, CSD, GO, BAN	2.000%	11/18/16	1,200,000	1,213,776
Fallsburg, NY, CSD, GO, BAN	1.000%	6/24/16	4,700,000	4,708,915
Huntington, NY, GO, BAN	1.000%	12/16/15	2,550,000	2,550,624
Irondequoit, NY, GO	1.125%	12/11/15	700,000	700,113
Irondequoit, NY, GO, BAN	1.000%	12/18/15	1,200,000	1,200,261
LaGrange, NY, GO, BAN	1.000%	12/23/15	1,500,000	1,500,449
Lansing, NY, GO	1.750%	9/14/16	1,500,000	1,510,522
Lewis County, NY, GO, BAN	2.000%	8/12/16	2,150,000	2,168,873
MTA, NY, Dedicated Tax Fund Revenue, LOC-State Street Bank & Trust Co.	0.010%	11/1/22	6,500,000	6,500,000	(a)(b)
MTA, NY, Revenue:
LOC-Bank of Montreal	0.010%	11/1/35	8,500,000	8,500,000	(a)(b)
LOC-Royal Bank of Canada	0.010%	11/1/35	2,500,000	2,500,000	(a)(b)
Transportation, LOC-Bank of Tokyo-Mitsubishi UFJ	0.010%	11/15/50	1,600,000	1,600,000	(a)(b)
Transportation, LOC-U.S. Bank N.A.	0.010%	11/15/50	4,000,000	4,000,000	(a)(b)
Nassau County, NY, GO, RAN	2.000%	3/15/16	7,500,000	7,530,046
Nassau County, NY, Interim Finance Authority Revenue, SPA-Sumitomo Mitsui Banking, Sales Tax Secured	0.010%	11/15/21	26,540,000	26,540,000	(a)(b)
Nassau Health Care Corp., NY, Revenue, Nassau County GTD, LOC-TD Bank N.A.	0.010%	8/1/29	2,200,000	2,200,000	(a)(b)
New Windsor, NY, GO:
BAN	1.000%	12/30/15	2,300,000	2,300,872
BAN	1.000%	1/15/16	2,000,000	2,001,102
New York City, NY, GO:
LOC-Bank of New York Mellon	0.010%	3/1/34	3,500,000	3,500,000	(a)(b)
LOC-Mizuho Corporate Bank	0.010%	4/1/42	4,670,000	4,670,000	(a)(b)
LOC-Royal Bank of Canada	0.010%	8/1/36	100,000	100,000	(a)(b)
Subordinated, SPA-JPMorgan Chase	0.010%	1/1/36	6,000,000	6,000,000	(a)(b)
New York City, NY, HDC, MFH Revenue:
LIQ-JPMorgan Chase	0.020%	5/1/18	1,515,000	1,515,000	(a)(b)
Royal Properties, FNMA, LIQ-FNMA	0.010%	4/15/35	21,100,000	21,100,000	(a)(b)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Royal Bank of Canada	0.010%	6/15/48	4,000,000	4,000,000	(a)(b)
SPA-Mizuho Bank Ltd.	0.010%	6/15/33	8,700,000	8,700,000	(a)(b)
New York City, NY, TFA Revenue:
New York City Recovery Project, SPA-Royal Bank of Canada	0.010%	11/1/22	14,600,000	14,600,000	(a)(b)
New York City Recovery Project, SPA-Royal Bank of Canada	0.010%	11/1/22	13,020,000	13,020,000	(a)(b)
New York State Dormitory Authority Revenue:
Cornell University, SPA-JPMorgan Chase	0.010%	7/1/30	190,000	190,000	(a)(b)
Non-State Supported Debt, Columbia University	0.010%	9/1/39	400,000	400,000	(a)(b)
Non-State Supported Debt, University of Rochester, LOC-Barclays Bank PLC	0.010%	7/1/27	5,000,000	5,000,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - (continued)
New York State Housing Finance Agency Revenue:
625 West 57th Street, LOC-Bank of New York Mellon	0.010%	5/1/49	$300,000	$300,000	(a)(b)
Housing 160 Madison Avenue LLC, LOC-PNC Bank N.A.	0.010%	11/1/46	4,145,000	4,145,000	(a)(b)
Worth Street, FNMA, LIQ-FNMA	0.010%	5/15/33	25,200,000	25,200,000	(a)(b)(c)
New York, NY, GO, AGM, SPA-State Street Bank & Trust Co.	0.010%	8/1/20	800,000	800,000	(a)(b)
Onondaga County, NY, Trust Cultural Resource Revenue, Syracuse University Project, LOC-Wells Fargo Bank N.A.	0.010%	12/1/29	4,100,000	4,100,000	(a)(b)
Port of Jefferson, NY, GO, BAN	1.000%	12/17/15	1,600,000	1,600,419
Port of Jervis, NY, GO, BAN	1.000%	1/21/16	3,000,000	3,001,664
Ramapo, NY, Housing Authority Revenue, Spring Valley Homes Redevelopment Project LLC, FNMA, LIQ-FNMA	0.020%	12/15/38	4,300,000	4,300,000	(a)(b)(c)
Southold, NY, GO, BAN	1.750%	8/26/16	2,000,000	2,015,904
Triborough Bridge & Tunnel Authority, NY, Revenue:
LOC-Helaba	0.020%	11/1/32	13,000,000	13,000,000	(a)(b)
LOC-TD Bank N.A.	0.010%	11/1/35	300,000	300,000	(a)(b)
Tuckahoe, NY, Union Free School District, GO, TAN	1.500%	6/20/16	1,400,000	1,405,362
Victor, NY, GO, BAN	1.000%	12/18/15	3,000,000	3,000,750
West Irondequoit, NY, CSD, GO, BAN	1.750%	6/29/16	2,500,000	2,516,062

Total New York				240,709,897

North Carolina - 3.4%
Charlotte, NC, COP:
2003 Governmental Facilities Project, LIQ- Wells Fargo Bank N.A.	0.010%	6/1/33	4,000,000	4,000,000	(a)(b)
Central Yard Project, SPA-Bank of America N.A.	0.020%	3/1/25	8,585,000	8,585,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Educational Facilities Revenue:
Guilford College Project, LOC-Branch Banking & Trust	0.020%	5/1/24	2,555,000	2,555,000	(a)(b)
Meredith College, LOC-Wells Fargo Bank N.A.	0.020%	6/1/38	2,255,000	2,255,000	(a)(b)
Summit School Inc. Project, LOC-Branch Banking & Trust	0.020%	6/1/33	5,225,000	5,225,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, LOC-Branch Banking & Trust	0.020%	4/1/29	4,220,000	4,220,000	(a)(b)
North Carolina State HFA Revenue:
Home Ownership 1998 TR-19C, SPA-TD Bank N.A.	0.040%	1/1/35	3,000,000	3,000,000	(a)(b)(c)
Home Ownership, SPA-TD Bank N.A.	0.040%	7/1/33	1,400,000	1,400,000	(a)(b)(c)
North Carolina State Medical Care Commission Hospital Revenue, Southeastern Regional Medical Center, LOC-Branch Banking & Trust	0.020%	6/1/37	2,285,000	2,285,000	(a)(b)
North Carolina State Medical Care Commission, Health Care Facilities Revenue, First Mortgage Deerfield, LOC-Branch Banking & Trust	0.020%	11/1/38	5,000,000	5,000,000	(a)(b)
Orange, NC, Water & Sewer Authority, System Revenue, SPA-Wells Fargo Bank N.A.	0.020%	7/1/29	8,100,000	8,100,000	(a)(b)
University of North Carolina at Chapel Hill Revenue, General	5.000%	12/1/15	150,000	150,000

Total North Carolina				46,775,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Dakota - 0.1%
North Dakota State Housing Finance Agency Revenue, Housing Finance Program, Home Mortgage Finance, SPA-FHLB	0.020%	7/1/39	$1,900,000	$1,900,000	(a)(b)

Ohio - 1.7%
Franklin County, OH, Hospital Facilities Revenue, Various Improvment, Nationwide Childrens Hospital Inc.	0.010%	11/1/45	5,000,000	5,000,000	(a)(b)
Ohio State University Revenue	0.010%	12/1/34	12,500,000	12,500,000	(a)(b)
Ohio State University Revenue	0.010%	12/1/39	5,000,000	5,000,000	(a)(b)
Ohio State, GO, Common Schools	0.010%	6/15/26	860,000	860,000	(a)(b)

Total Ohio				23,360,000

Oklahoma - 0.1%
Oklahoma State Turnpike Authority Revenue, SPA-JPMorgan Chase	0.010%	1/1/28	1,860,000	1,860,000	(a)(b)

Oregon - 1.8%
Oregon State Facilities Authority Revenue, Peacehealth, LOC-U.S. Bank N.A.	0.010%	8/1/34	800,000	800,000	(a)(b)
Oregon State Health Housing, Educational & Cultural Facilities Authority Revenue, PeaceHealth, LOC-U.S. Bank N.A.	0.010%	12/1/15	1,000,000	1,000,000	(a)(b)
Oregon State Housing & Community Services Department, Housing Development Revenue, Revenue Redwood Park Apartments, FNMA, LIQ-FNMA	0.030%	10/15/38	5,300,000	5,300,000	(a)(b)(c)
Oregon State Housing & Community Services Department, Mortgage Revenue, Single-Family Mortgage Program, SPA-State Street Bank & Trust Co.	0.020%	7/1/45	6,600,000	6,600,000	(a)(b)(c)
Oregon State, GO:
Veterans Welfare, SPA-U.S. Bank N.A.	0.010%	6/1/28	3,145,000	3,145,000	(a)(b)
Veterans Welfare, SPA-U.S. Bank N.A.	0.010%	6/1/40	3,530,000	3,530,000	(a)(b)
Veterans Welfare, SPA-U.S. Bank N.A.	0.010%	12/1/41	4,000,000	4,000,000	(a)(b)

Total Oregon				24,375,000

Pennsylvania - 5.1%
Allegheny County, PA, Higher Education Building Authority, University Revenue, Carnegie Mellon University, SPA-Bank of New York Mellon	0.010%	12/1/37	14,100,000	14,100,000	(a)(b)
Allegheny County, PA, IDA Revenue:
Education Center Watson, LOC-PNC Bank N.A.	0.020%	5/1/31	3,000,000	3,000,000	(a)(b)
Western Pennsylvania School for Blind Children, SPA-PNC Bank N.A.	0.010%	7/1/31	5,000,000	5,000,000	(a)(b)
Butler County, PA, General Authority Revenue, School District Erie Project, LOC-PNC Bank N.A.	0.020%	9/1/29	6,620,000	6,620,000	(a)(b)
Emmaus, PA, General Authority Revenue, Local Government Subordinated, LOC-U.S. Bank N.A.	0.010%	3/1/24	1,200,000	1,200,000	(a)(b)
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, LOC-JPMorgan Chase	0.010%	7/1/34	400,000	400,000	(a)(b)
Luzerne County, PA, IDA, Lease Revenue, GTD, LOC-PNC Bank N.A.	0.020%	11/1/26	5,365,000	5,365,000	(a)(b)
Mercer County, PA, GO, AGM, SPA-PNC Bank N.A.	0.030%	10/1/31	7,970,000	7,970,000	(a)(b)
Montgomery County, PA , GO, SPA-PNC Bank N.A.	0.010%	8/15/24	10,865,000	10,865,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - (continued)
Montgomery County, PA, IDA Revenue, Friends’ Central School Corp. Project, LOC-Wells Fargo Bank N.A.	0.020%	3/1/32	$910,000	$910,000	(a)(b)
Pennsylvania State Economic Development Financing Authority Revenue, Fitzpatrick Container Co., LOC-PNC Bank N.A.	0.100%	8/1/26	1,400,000	1,400,000	(a)(b)
Pennsylvania State Housing Finance Agency Revenue, Building Development, SPA-PNC Bank N.A.	0.020%	1/1/34	4,550,000	4,550,000	(a)(b)
Pennsylvania State Housing Finance Agency, Single-Family Mortgage Revenue, SPA-Sumitomo Mitsui Banking	0.020%	4/1/26	6,750,000	6,750,000	(a)(b)(c)
Philadelphia, PA, Authority For Industrial Development Revenue, Gift of Life Donor Programme Project, LOC-Commerce Bank N.A.	0.010%	12/1/34	1,200,000	1,200,000	(a)(b)
Ridley, PA, School District, GO, LOC-TD Bank N.A.	0.020%	11/1/29	2,320,000	2,320,000	(a)(b)

Total Pennsylvania				71,650,000

Rhode Island - 0.2%
Rhode Island State Health & Educational Building Corp., Revenue, Higher Education Facilities-Brown University, SPA-Northern Trust Co.	0.010%	9/1/43	2,470,000	2,470,000	(a)(b)

South Carolina - 0.6%
North Charleston, SC, COP, Public Facilities Convention Project, LOC-Bank of America N.A.	0.020%	9/1/19	1,715,000	1,715,000	(a)(b)
South Carolina Jobs EDA, IDR, South Carolina Electric & Gas Co., LOC-TD Bank N.A.	0.030%	12/1/38	6,930,000	6,930,000	(a)(b)(c)

Total South Carolina				8,645,000

South Dakota - 0.2%
South Dakota State Housing Development Authority, MFH Revenue, Country Meadows Apartments Project, LIQ-FHLMC	0.030%	1/1/44	2,420,000	2,420,000	(a)(b)

Tennessee - 0.4%
Blount County, TN, Public Building Authority Revenue:
Local Government Public Improvement, GTD, LOC-Branch Banking & Trust	0.020%	6/1/37	370,000	370,000	(a)(b)
Local Government Public Improvement, GTD, LOC-Branch Banking & Trust	0.020%	6/1/39	5,000,000	5,000,000	(a)(b)

Total Tennessee				5,370,000

Texas - 6.2%
Denton, TX, GO, NATL	4.250%	2/15/16	300,000	302,374
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Methodist Hospital	0.010%	12/1/24	9,300,000	9,300,000	(a)(b)
Methodist Hospital	0.010%	12/1/27	4,375,000	4,375,000	(a)(b)
Harris County, TX, Health Facilities Development Corp. Revenue, Methodist Hospital System	0.010%	12/1/41	6,970,000	6,970,000	(a)(b)
Rockwall, TX, ISD, GO, School Building, PSFG, SPA-Wells Fargo Bank N.A.	0.020%	8/1/37	19,700,000	19,700,000	(a)(b)
San Antonio, TX, Educational Facilities Corp. Revenue, Higher Education, Trinity University	0.010%	6/1/33	8,500,000	8,500,000	(a)(b)
Texas A&M University	0.050%	2/2/16	8,000,000	8,000,000
Texas State, GO:
Veterans Housing Assistance, SPA-JPMorgan Chase	0.020%	6/1/38	7,480,000	7,480,000	(a)(b)(c)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - (continued)
Veterans Housing Fund II, SPA-Landesbank Hessen-Thuringen	0.030%	6/1/33	$14,000,000	$14,000,000	(a)(b)(c)
Veterans, SPA-Bank of New York Mellon	0.010%	12/1/43	2,380,000	2,380,000	(a)(b)
University of Texas, TX, Permanent University Fund Revenue	0.010%	7/1/38	900,000	900,000	(a)(b)
University of Texas, TX, Revenue, Financing System	0.010%	8/1/39	4,405,000	4,405,000	(a)(b)

Total Texas				86,312,374

Utah - 0.2%
Weber County, UT, Hospital Revenue, IHC Health Services Inc., SPA-U.S. Bank N.A.	0.010%	2/15/32	2,800,000	2,800,000	(a)(b)

Vermont - 1.1%
Vermont Educational & Health Buildings Financing Agency Revenue, Southwestern Vermont Medical Center, LOC-TD Bank N.A.	0.010%	10/1/38	600,000	600,000	(a)(b)
Vermont Housing Finance Agency, Student Housing Facilities Revenue, West Block University Vermont Project, LOC-Sovereign Bank N.A. & Bank of New York Mellon	0.020%	7/1/37	14,300,000	14,300,000	(a)(b)

Total Vermont				14,900,000

Virginia - 1.7%
Fauquier County, VA, IDA Revenue, Highland School Project, LOC-Branch Banking & Trust	0.020%	12/1/33	3,220,000	3,220,000	(a)(b)
Loudoun County, VA, IDA Revenue, Howard Hughes Medical Institute	0.010%	6/1/43	2,200,000	2,200,000	(a)(b)
Loudoun County, VA, Sanitation Authority Water & Sewer Revenue, Parity Indebtness, SPA-Bank of America N.A.	0.020%	1/1/30	3,750,000	3,750,000	(a)(b)
Lynchburg, VA, IDA Revenue:
Central Health Inc., NATL, LOC-Branch Banking & Trust	0.020%	1/1/35	7,285,000	7,285,000	(a)(b)
Central Health Inc., NATL, LOC-Branch Banking & Trust	0.020%	1/1/35	6,550,000	6,550,000	(a)(b)

Total Virginia				23,005,000

Washington - 1.5%
King County, WA, GO, SPA-State Street Bank & Trust Co.	0.010%	1/1/40	5,000,000	5,000,000	(a)(b)
Olympia, WA, Economic Development Corp. Revenue, Spring Air Northwest Project, LOC-U.S. Bank N.A.	0.170%	11/1/23	865,000	865,000	(a)(b)(c)
Seattle, WA, GO	4.250%	12/1/15	305,000	305,000
Washington State Economic Development Finance Authority Revenue:
B&H Dental Laboratory Project, LOC-U.S. Bank N.A.	0.070%	10/1/22	1,140,000	1,140,000	(a)(b)(c)
Lyn-Tron Project, LOC-U.S. Bank N.A.	0.070%	10/1/22	1,605,000	1,605,000	(a)(b)(c)
Washington State HFC, Non-Profit Housing Revenue:
Overlake School Project, LOC-Wells Fargo Bank N.A.	0.020%	10/1/29	400,000	400,000	(a)(b)
Panorama City Project, LOC-Wells Fargo Bank N.A.	0.020%	1/1/27	6,300,000	6,300,000	(a)(b)
Washington State Higher EFA Revenue, Seattle University Project, LOC-U.S. Bank N.A.	0.010%	5/1/28	4,550,000	4,550,000	(a)(b)
Washington State Housing Finance Commission, Non-Profit Revenue, The Overlake School Project, LOC-Wells Fargo Bank N.A.	0.020%	10/1/29	1,230,000	1,230,000	(a)(b)

Total Washington				21,395,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
West Virginia - 0.0%
West Virginia State, EDA, Solid Waste Disposal Facilities Revenue, Appalachian Power Co., LOC-Sumitomo Mitsui Banking	0.020%	12/1/42	$200,000	$200,000	(a)(b)

Wisconsin - 0.7%
Racine, WI, GO, Anticipation Notes	2.000%	8/15/16	2,500,000	2,508,468
Wisconsin State HEFA Revenue, Indian Community School of Milwaukee, LOC-JPMorgan Chase	0.010%	12/1/36	6,700,000	6,700,000	(a)(b)

Total Wisconsin				9,208,468

Wyoming - 0.1%
Sweetwater Country, WY, PCR, Pacific Corp., LOC-Bank of Nova Scotia	0.010%	12/1/20	1,200,000	1,200,000	(a)(b)

TOTAL INVESTMENTS - 100.3% (Cost - $1,398,037,370#)				1,398,037,370
Liabilities in Excess of Other Assets - (0.3)%				(4,451,277)

TOTAL NET ASSETS - 100.0%				$1,393,586,093

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Security is purchased on a when-issued basis.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
CIL	— Corporation for Independent Living
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHA	— Federal Housing Administration
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HDC	— Housing Development Corporation
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
HFC	— Housing Finance Commission
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
IFA	— Industrial Finance Agency
ISD	— Independent School District
ISO	— Independent System Operator
LIQ	— Liquidity Facility
LOC	— Letter of Credit

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2015

MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
MTA	— Metropolitan Transportation Authority
MUD	— Municipal Utility District
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PSFG	— Permanent School Fund Guaranty
RAN	— Revenue Anticipation Notes
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Portfolio’s holdings as of the date of the schedule. Other information regarding the Portfolio is available in the Portfolio’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2015, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$1,398,037,370	—	$1,398,037,370

†	See Schedule of Investments for additional detailed categorizations.

2. Money market fund reform

In July 2014, the U.S. Securities and Exchange Commission adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The reforms require institutional prime and institutional municipal money market funds to sell and redeem shares at prices based on their market value (a floating net asset value). The reforms also allow money market funds to impose liquidity fees and suspend redemptions temporarily, and impose new requirements related to diversification, stress testing, and disclosure. As a result, the Portfolio may be required to implement changes that will impact and may adversely affect the Portfolio and its investors. The compliance date for most of these changes is October 14, 2016.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Portfolio Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	January 21, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 21, 2016